Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies and Recent Accounting Pronouncements
Schedule of recast on the statements of operations

	Year Ended December 31, 2023
	As previously reported	Adjustment	As revised
Revenue:
Data Center Hosting	$27,282	$(27,282)	$—
Other	$97	$27,282	$27,379

Cost of revenue:
Data Center Hosting	$97,122	$(97,122)	$—
Other	$—	$97,122	$97,122

	Year Ended December 31, 2022
	As previously reported	Adjustment	As revised
Revenue:
Data Center Hosting	$36,862	$(36,862)	$—
Other	$97	$36,862	$36,959

Cost of revenue:
Data Center Hosting	$61,906	$(61,906)	$—
Other	$—	$61,906	$61,906

	Year Ended December 31, 2021
	As previously reported	Adjustment	As revised
Revenue:
Data Center Hosting	$24,546	$(24,546)	$—
Other	$97	$24,546	$24,643

Cost of revenue:
Data Center Hosting	$32,998	$(32,998)	$—
Other	$—	$32,998	$32,998

Schedule of estimated useful lives of property and equipment

Life (Years)
Buildings and building improvements	10-25
Miners and mining equipment	2
Machinery and facility equipment	5-10
Office and computer equipment	3